Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Current
Government grant advances	$ 349	$ 58		$ 93
Research project financing	674	172		899
Government loans	449	458		600
Total current portion	1,472	688	[1]	1,592	[1],[2]
Non-current
Government grant advances	510	86		350
Research project financing	4,652	4,274		2,946
Government loans	348	819		1,353
Accrued interest	640	495		381
Total non-current portion	$ 6,150	$ 5,674	[1]	$ 5,030	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.